Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	$ 166,531	$ 49,245
Current [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	25,548
Within 60 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	6,677
Within 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	1,941	49,245
More Than 90 Days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	$ 132,365